Loans and Allowance for Loan Losses (FY) (Details 3) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	$ 5,860,291	$ 5,105,000	$ 5,105,000	$ 4,354,000
Charged-off loans	(242,000)		(276,000)	(306,000)
Recoveries of loans charged off	151,000		248,000	269,000
Provision (reallocation) charged to operating expense	1,305,397	310,482	782,687	787,545
Ending balance	7,073,937		5,860,291	5,105,000
Commercial Real Estate [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	2,465,000	2,369,000	2,369,000	1,906,000
Charged-off loans	(38,000)		0	0
Recoveries of loans charged off	0		8,000	45,000
Provision (reallocation) charged to operating expense	708,000		88,000	418,000
Ending balance	3,135,000		2,465,000	2,369,000
Consumer Real Estate [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	1,596,000	1,382,000	1,382,000	1,015,000
Charged-off loans	(25,000)		(111,000)	(102,000)
Recoveries of loans charged off	50,000		99,000	76,000
Provision (reallocation) charged to operating expense	(93,000)		226,000	393,000
Ending balance	1,528,000		1,596,000	1,382,000
Construction and Land Development [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	521,000	717,000	717,000	627,000
Charged-off loans	0		0	(14,000)
Recoveries of loans charged off	5,000		13,000	22,000
Provision (reallocation) charged to operating expense	218,000		(209,000)	82,000
Ending balance	744,000		521,000	717,000
Commercial and Industrial [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	1,062,000	520,000	520,000	777,000
Charged-off loans	(78,000)		(24,000)	(35,000)
Recoveries of loans charged off	56,000		67,000	58,000
Provision (reallocation) charged to operating expense	327,000		499,000	(280,000)
Ending balance	1,367,000		1,062,000	520,000
Consumer and Other [Member]
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	216,000	$ 117,000	117,000	29,000
Charged-off loans	(101,000)		(141,000)	(155,000)
Recoveries of loans charged off	40,000		61,000	68,000
Provision (reallocation) charged to operating expense	145,000		179,000	175,000
Ending balance	$ 300,000		$ 216,000	$ 117,000